Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note
(4)	Subject to note (13) below, there is being registered an indeterminate number of shares of common stock.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering Note
(5)	Subject to note (13) below, there is being registered an indeterminate number of shares of preferred stock.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(6)	Subject to note (13) below, there is being registered an indeterminate number of depositary shares to be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares of preferred stock will be issued to the depositary under the deposit agreement.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(7)	Subject to note (13) below, there is being registered hereunder an indeterminate amount and number of warrants. The warrants may represent the right to purchase shares of common stock, shares of preferred stock, depositary shares or debt securities.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(8)	Subject to note (13) below, there is being registered an indeterminate number of subscription rights that may represent a right to purchase shares of common stock, shares of preferred stock, depositary shares or debt securities.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(9)	Subject to note (13) below, there is being registered an indeterminate principal amount of debt securities.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(10)	Subject to note (13) below, there is being registered an indeterminate number of purchase contracts.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note

(11)	Subject to note (13) below, there is being registered an indeterminate number of units. Each unit will be issued under a unit agreement and will represent an interest in a combination of one or more of the securities registered hereunder.

(12)	Subject to note (13) below, this registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note

(1)	Not specified as to each class of securities to be registered pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure under Item 16(b) of Form S-3 under the Securities Act.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

(13)	In no event will the aggregate initial offering price of all securities issued from time to time pursuant to the prospectus contained in this registration statement exceed $200,000,000. Such amount represents the offering price of any common stock, preferred stock and depositary shares, the principal amount of any debt securities issued at their stated principal amount, the issue price rather than the principal amount of any debt securities issued at an original issue discount, the issue price of any warrants, the exercise price of any securities issuable upon the exercise of warrants, the issue price of any securities issuable upon the exercise of subscription rights, and the purchase price of any purchase contracts. The aggregate principal amount of debt securities may be increased if any debt securities are issued at an original issue discount by an amount such that the offering price to be received by the registrant shall be equal to the above amount to be registered. The securities registered hereunder may be sold separately or as units with other securities registered hereunder.